Income and social contribution taxes (Details Textual)	12 Months Ended
Jun. 30, 2020
Income and social contribution taxes (Textual)
Income and social contribution tax expenses, description	For some of our real estate subsidiaries, profit tax is measured based on the regime whereby profit is computed as a percentage of gross revenue, i.e., income tax is determined on a simplified base to calculate the taxable profit (32% for lease revenues, 8% for sale of farms and 100% for other earnings). This results effectively in taxing the profit of subsidiaries at a rate lower than if taxable income were based on accounting records.